DREYFUS CASH MANAGEMENT PLUS, INC.


                                                   January 31, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:  FILINGS - RULE 497(j)

RE:  Dreyfus Cash Management Plus, Inc.
     Registration Statement File No. 33-16693
     CIK No.  000820482

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 12 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 24, 1996.

                                                   Very truly yours,



                                                   Eric B. Fischman
                                                   Assistant Secretary

cc:  Ernst & Young
     Stroock & Stroock & Lavan